Segment Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Premiums	$ 38,829	$ 37,009	$ 35,106
Services	2,109	1,726	1,360
Total revenues-external customers	40,938	38,735	36,466
Investment income	375	391	366
Total revenues	41,313	39,126	36,832
Benefits	32,564	30,985	28,823
Operating costs	6,355	5,830	5,395
Depreciation and amortization	333	295	270
Total operating expenses	39,252	37,110	34,488
Income from operations	2,061	2,016	2,344
Interest expense	140	105	109
Income before income taxes	1,921	1,911	2,235
Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	27,191	24,852	21,252
Medicare Stand Alone Prescription Drug Plan
Segment Reporting Information [Line Items]
Premiums	3,033	2,861	2,578
Medicare
Segment Reporting Information [Line Items]
Premiums	30,224	27,713	23,830
Fully-Insured
Segment Reporting Information [Line Items]
Premiums	6,277	6,000	5,643
Specialty
Segment Reporting Information [Line Items]
Premiums	1,305	1,241	1,059
Military Services
Segment Reporting Information [Line Items]
Premiums	25	1,017	3,616
Medicaid And Other
Segment Reporting Information [Line Items]
Premiums	998	1,038	958
Provider
Segment Reporting Information [Line Items]
Services	1,242	1,020	892
Aso And Other
Segment Reporting Information [Line Items]
Services	808	690	457
Pharmacy
Segment Reporting Information [Line Items]
Services	59	16	11
Intersegment revenues
Segment Reporting Information [Line Items]
Total revenues	(14,662)	(12,055)	(10,488)
Intersegment revenues | Retail
Segment Reporting Information [Line Items]
Total revenues	0	2	0
Intersegment revenues | Employer Group
Segment Reporting Information [Line Items]
Total revenues	51	31	18
Intersegment revenues | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	14,611	12,022	10,470
Intersegment revenues | Other Businesses
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Services
Segment Reporting Information [Line Items]
Total revenues	(11,859)	(9,713)	(8,668)
Intersegment revenues | Services | Retail
Segment Reporting Information [Line Items]
Total revenues	0	2	0
Intersegment revenues | Services | Employer Group
Segment Reporting Information [Line Items]
Total revenues	51	31	18
Intersegment revenues | Services | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	11,808	9,680	8,650
Intersegment revenues | Services | Other Businesses
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products
Segment Reporting Information [Line Items]
Total revenues	(2,803)	(2,342)	(1,820)
Intersegment revenues | Products | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products | Employer Group
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	2,803	2,342	1,820
Intersegment revenues | Products | Other Businesses
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Operating Segments | Retail
Segment Reporting Information [Line Items]
Premiums	27,204	25,001	21,831
Services	16	24	16
Total revenues-external customers	27,220	25,025	21,847
Investment income	74	79	76
Total revenues	27,294	25,106	21,923
Benefits	22,914	21,048	17,753
Operating costs	2,963	2,767	2,421
Depreciation and amortization	134	130	119
Total operating expenses	26,011	23,945	20,293
Income from operations	1,283	1,161	1,630
Interest expense	0	0	0
Income before income taxes	1,283	1,161	1,630
Operating Segments | Employer Group
Segment Reporting Information [Line Items]
Premiums	10,930	10,138	8,877
Services	359	371	357
Total revenues-external customers	11,289	10,509	9,234
Investment income	42	42	48
Total revenues	11,382	10,582	9,300
Benefits	9,124	8,471	7,318
Operating costs	1,806	1,710	1,641
Depreciation and amortization	102	89	88
Total operating expenses	11,032	10,270	9,047
Income from operations	350	312	253
Interest expense	0	0	0
Income before income taxes	350	312	253
Operating Segments | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Services	1,280	1,023	902
Total revenues-external customers	1,280	1,023	902
Investment income	0	0	0
Total revenues	15,891	13,045	11,372
Benefits	0	0	0
Operating costs	15,223	12,530	10,951
Depreciation and amortization	147	87	79
Total operating expenses	15,370	12,617	11,030
Income from operations	521	428	342
Interest expense	0	0	0
Income before income taxes	521	428	342
Operating Segments | Other Businesses
Segment Reporting Information [Line Items]
Premiums	695	1,870	4,398
Services	454	308	85
Total revenues-external customers	1,149	2,178	4,483
Investment income	59	58	54
Total revenues	1,208	2,236	4,537
Benefits	935	1,802	4,041
Operating costs	446	436	445
Depreciation and amortization	20	16	10
Total operating expenses	1,401	2,254	4,496
Income from operations	(193)	(18)	41
Interest expense	0	0	0
Income before income taxes	(193)	(18)	41
Operating Segments | Medicare Advantage | Retail
Segment Reporting Information [Line Items]
Premiums	22,481	20,788	18,100
Operating Segments | Medicare Advantage | Employer Group
Segment Reporting Information [Line Items]
Premiums	4,710	4,064	3,152
Operating Segments | Medicare Advantage | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Advantage | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Retail
Segment Reporting Information [Line Items]
Premiums	3,025	2,853	2,570
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Employer Group
Segment Reporting Information [Line Items]
Premiums	8	8	8
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare | Retail
Segment Reporting Information [Line Items]
Premiums	25,506	23,641	20,670
Operating Segments | Medicare | Employer Group
Segment Reporting Information [Line Items]
Premiums	4,718	4,072	3,160
Operating Segments | Medicare | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Fully-Insured | Retail
Segment Reporting Information [Line Items]
Premiums	1,160	1,004	861
Operating Segments | Fully-Insured | Employer Group
Segment Reporting Information [Line Items]
Premiums	5,117	4,996	4,782
Operating Segments | Fully-Insured | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Fully-Insured | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Specialty | Retail
Segment Reporting Information [Line Items]
Premiums	210	171	124
Operating Segments | Specialty | Employer Group
Segment Reporting Information [Line Items]
Premiums	1,095	1,070	935
Operating Segments | Specialty | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Specialty | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Retail
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Employer Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Other Businesses
Segment Reporting Information [Line Items]
Premiums	25	1,017	3,616
Operating Segments | Medicaid And Other | Retail
Segment Reporting Information [Line Items]
Premiums	328	185	176
Operating Segments | Medicaid And Other | Employer Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid And Other | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid And Other | Other Businesses
Segment Reporting Information [Line Items]
Premiums	670	853	782
Operating Segments | Provider | Retail
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Provider | Employer Group
Segment Reporting Information [Line Items]
Services	21	13	1
Operating Segments | Provider | Healthcare Services
Segment Reporting Information [Line Items]
Services	1,221	1,007	891
Operating Segments | Provider | Other Businesses
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Aso And Other | Retail
Segment Reporting Information [Line Items]
Services	16	24	16
Operating Segments | Aso And Other | Employer Group
Segment Reporting Information [Line Items]
Services	338	358	356
Operating Segments | Aso And Other | Healthcare Services
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Aso And Other | Other Businesses
Segment Reporting Information [Line Items]
Services	454	308	85
Operating Segments | Pharmacy | Retail
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Employer Group
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Healthcare Services
Segment Reporting Information [Line Items]
Services	59	16	11
Operating Segments | Pharmacy | Other Businesses
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate
Segment Reporting Information [Line Items]
Premiums	0	0	0
Services	0	0	0
Total revenues-external customers	0	0	0
Investment income	200	212	188
Total revenues	(14,462)	(11,843)	(10,300)
Benefits	(409)	(336)	(289)
Operating costs	(14,083)	(11,613)	(10,063)
Depreciation and amortization	(70)	(27)	(26)
Total operating expenses	(14,562)	(11,976)	(10,378)
Income from operations	100	133	78
Interest expense	140	105	109
Income before income taxes	(40)	28	(31)
Eliminations/Corporate | Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Medicare Stand Alone Prescription Drug Plan
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Medicare
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Fully-Insured
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Military Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Medicaid And Other
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Provider
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate | Aso And Other
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate | Pharmacy
Segment Reporting Information [Line Items]
Services	$ 0	$ 0	$ 0